SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Revisions and Adoption of Accounting Standards on Consolidated Balance Sheeet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Change in Accounting Estimate [Line Items]
Receivables	$ 53,111	$ 53,123
Inventories, net	15,616	12,725
Prepaid expenses	1,538	1,756
Total current assets	99,559	119,017
Property and equipment, net	28,750	21,772
Other assets	1,508	1,909
TOTAL ASSETS	453,405	466,653
Accrued expenses	9,345	7,807
Accrued salaries & wages	8,916	9,983
Total current liabilities	36,608	33,664
Convertible senior notes, net of discount	126,188	120,107
Non-current deferred tax liabilities	26,890	7,045
TOTAL LIABILITIES	$ 201,580	167,435
Debt Issuance Cost Reclassification
Change in Accounting Estimate [Line Items]
Receivables		0
Inventories, net		0
Prepaid expenses		(932)
Total current assets		(932)
Property and equipment, net		0
Other assets		(3,299)
TOTAL ASSETS		(4,231)
Accrued expenses		0
Accrued salaries & wages		0
Total current liabilities		0
Convertible senior notes, net of discount		(4,231)
Non-current deferred tax liabilities		0
TOTAL LIABILITIES		(4,231)
As Previously Reported
Change in Accounting Estimate [Line Items]
Receivables		56,961
Inventories, net		14,861
Prepaid expenses		3,139
Total current assets		121,391
Property and equipment, net		29,341
Other assets		5,208
TOTAL ASSETS		473,033
Accrued expenses		11,497
Accrued salaries & wages		11,648
Total current liabilities		33,411
Convertible senior notes, net of discount		124,338
Non-current deferred tax liabilities		4,294
TOTAL LIABILITIES		168,662
Adjustment
Change in Accounting Estimate [Line Items]
Receivables		44
Inventories, net		(1,486)
Prepaid expenses		0
Total current assets		(1,442)
Property and equipment, net		(707)
Other assets		0
TOTAL ASSETS		(2,149)
Accrued expenses		328
Accrued salaries & wages		(75)
Total current liabilities		253
Convertible senior notes, net of discount		0
Non-current deferred tax liabilities		2,751
TOTAL LIABILITIES		3,004
As Previously Revised
Change in Accounting Estimate [Line Items]
Receivables		57,005
Inventories, net		13,375
Prepaid expenses		2,207
Total current assets		119,017
Property and equipment, net		28,634
Other assets		1,909
TOTAL ASSETS		466,653
Accrued expenses		11,825
Accrued salaries & wages		11,573
Total current liabilities		33,664
Convertible senior notes, net of discount		120,107
Non-current deferred tax liabilities		7,045
TOTAL LIABILITIES		167,435
Effect of Discontinued Operations
Change in Accounting Estimate [Line Items]
Receivables		(3,882)
Inventories, net		(650)
Prepaid expenses		(451)
Total current assets		0
Property and equipment, net		(6,862)
Other assets		0
TOTAL ASSETS		0
Accrued expenses		(4,018)
Accrued salaries & wages		(1,590)
Total current liabilities		0
Convertible senior notes, net of discount		0
Non-current deferred tax liabilities		0
TOTAL LIABILITIES		$ 0